Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	1.73%	1.89%	1.55%
Weighted average expected option life	6 years 1 month 6 days	6 years	5 years 7 months 6 days
Estimated volatility	54.10%	82.20%	80.50%
Average dividend yield			1.90%